LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey 08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

August 1, 2019

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Monteagle Funds (the “Trust”)

File Nos. 333-41461 and 811-08529

Ladies and Gentlemen:

Please find attached for filing on behalf of the Trust, in electronic format, a copy of a Registration Statement on Form N-14.  This filing is being made in connection with a proposed reorganization transaction (the “Reorganization”) involving two separate investment series of the Trust, the Monteagle Value Fund (the “Target Fund”) and the Monteagle Select Value Fund (the “Destination Fund”).  The Target Fund and the Destination Fund are both advised by Nashville Capital Corporation.

Please note that in accordance with Rule 17a-8(a)(3) under the Investment Company Act of 1940, as amended, the approval of the shareholders of the Destination Fund is not required in connection with the Reorganization as the Trust and each of the Funds satisfy the provisions of Rule 17a-8(a)(3) and applicable Delaware law does not require a shareholder vote for these purposes, nor do the charter documents of the Trust.

Please note further that following a careful consideration of the relevant facts and circumstances relating to the Reorganization, the Board of Trustees of the Trust has determined that the Destination Fund should be designated as the accounting successor with respect to the Reorganization in accordance with the guidance provided by the staff of the Commission in North American Security Trust (pub. avail. August 5, 1994) and other similar Commission guidance relating to the selection of accounting successors in investment company merger transactions.

Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective on August 20, 2019.

Thank you for your attention to this filing.  Please do not hesitate to contact the undersigned at (856) 374-1744 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Charles R. Ropka, Esq.